CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash Flows from Operating Activities:
Net income for the period	$ 3,720,859	$ 34,275,443	$ 67,780,068	$ 81,812,031
Adjustments to reconcile net income to net cash used in operating activities:
Stock option compensation	72,064	227,959	291,997	4,889,737
Depreciation	12,140	1,655	35,809	4,102
Gain on sale of mining data	0	(88,500,000)	(52,500,000)	(187,500,000)
Arbitration award	0	0	(36,000,000)	0
Loss on settlement of debt	0	6,144,815	0	16,637,379
Write-down of property, plant and equipment	14,000		14,000
Loss on marketable securities	3,352,852	0	3,364,456	0
Accretion of convertible notes	0	589,685	0	6,051,444
Income tax	(12,325,049)	15,423,256	(10,723,710)	31,270,860
Changes in non-cash working capital:
Net decrease (increase) in deposits, advances and other	277,326	182,043	(913,001)	(147,928)
Net increase (decrease) in payables and accrued expenses	(397,807)	(5,304,787)	3,098,260	6,320,892
Net cash used in operating activities	(5,273,615)	(36,959,931)	(25,552,121)	(40,661,483)
Cash Flows from Investing Activities:
Proceeds from sale of mining data	0	88,500,000	0	128,500,000
Purchase of property, plant and equipment	(1,394)	(57,720)	(71,272)	(64,464)
Proceeds from disposition of marketable securities	24,500		24,500
Net cash provided by (used) in investing activities	23,106	88,442,280	(46,772)	128,435,536
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	0	5,531,249	0	5,928,624
Settlement of debt	0	(42,924,181)	0	(42,924,181)
Net cash used in financing activities	0	(37,392,932)	0	(36,995,557)
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(5,250,509)	14,089,417	(25,598,893)	50,778,496
Cash and cash equivalents - beginning of period	117,324,334	72,436,128	137,672,718	35,747,049
Cash and cash equivalents - end of period	112,073,825	86,525,545	112,073,825	86,525,545
Supplemental Cash Flow Information:
Cash paid for interest	0	9,540,278	0	9,568,823
Cash paid for income taxes	$ 0	$ 15,436,903	$ 10,921,926	$ 15,436,903